Share capital, Convertible Note Agreement an Follow-On Offerings (Details) $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended
	Apr. 25, 2019 shares	Jul. 31, 2018 CHF (SFr) shares	Jul. 31, 2018 USD ($) shares	Jul. 24, 2018 CHF (SFr) shares	Jul. 24, 2018 USD ($) $ / shares shares	Sep. 30, 2020 CHF (SFr)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 CHF (SFr) Offering shares	Dec. 31, 2020 USD ($) Offering shares	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)	Jan. 23, 2019 CHF (SFr)	Jan. 23, 2019 USD ($)
Convertible Note Agreement and Follow-On Offerings [Abstract]
Convertible note agreement												SFr 50,300,000	$ 50,000
Shares issued to settle Convertible Note Agreement (in shares)	3,615,328
Gross proceeds received								SFr 116,300,000	$ 117,500
Issuance costs | SFr											SFr 2,015,000
At the Market Equity Offering [Member]
Convertible Note Agreement and Follow-On Offerings [Abstract]
Number of common shares sold (in shares)								0	0
Issuance costs | SFr								SFr 500,000		SFr 0	SFr 0
At the Market Equity Offering [Member] | Top of Range [Member]
Convertible Note Agreement and Follow-On Offerings [Abstract]
Shares authorized for sale						SFr 71,300	$ 80
Follow-on Offerings [Member]
Convertible Note Agreement and Follow-On Offerings [Abstract]
Gross proceeds received								SFr 116,300,000	$ 117,500
Number of offerings | Offering								3	3
Issuance costs | SFr								SFr 6,800,000
Net proceeds | SFr								SFr 109,500,000
Over-Allotment [Member]
Convertible Note Agreement and Follow-On Offerings [Abstract]
Shares issued (in shares)				1,108,695	1,108,695
First Subscription Rights [Member]
Convertible Note Agreement and Follow-On Offerings [Abstract]
Shares issued (in shares)				8,500,000	8,500,000
Share price (in dollars per share) | $ / shares					$ 11.75
Gross proceeds received				SFr 98,900,000	$ 99,900
Second Subscription Rights [Member]
Convertible Note Agreement and Follow-On Offerings [Abstract]
Shares issued (in shares)		1,500,000	1,500,000
Gross proceeds received		SFr 17,400,000	$ 17,600